Note 6 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	December 31,
	2021	2020
	(in thousands)
Computer equipment	$5,777	$4,030
Leasehold improvements	2,769	2,633
Furniture and fixtures	1,102	887
Building	786	766
Office equipment	394	384
Software	378	245
	11,206	8,945
Less accumulated depreciation and amortization	(7,284)	(6,282)
	$3,922	$2,663